Notes Related to the Consolidated Statements of Financial Position - Summary of Details of Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Provision for retirement indemnities	€ 652	€ 506	€ 347
Provisions - non-current portion	652	506	347
Other provisions	0	71	0
Provisions - current portion	€ 0	€ 71	€ 0